October 2, 2009

Via EDGAR and By Hand
Securities and Exchange Commission
100 F Street NE, Mail Stop 3720
Washington, D.C. 20549
Attention: Paul Fischer, Attorney-Advisor

Re:
Liberty Media Corporation
Amendment No. 3 to Schedule 14A (File No. 001-33982)

Liberty Entertainment, Inc.
Amendment No. 4 to Form S-4 (File No. 333-158795)

Dear Mr. Fischer:

        Liberty Media Corporation ("Liberty Media") hereby electronically files under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), Amendment No. 3 to its preliminary Schedule 14A (the "Proxy Statement/Prospectus"), originally filed on June 8, 2009 and amended by Amendment No. 1 filed on July 30, 2009 and Amendment No. 2 filed on August 27, 2009. Liberty Entertainment, Inc. ("LEI") hereby electronically files under the Securities Act of 1933, as amended, Amendment No. 4 to its Registration Statement on Form S-4 (the "Form S-4") originally filed on April 24, 2009, as amended by Amendment No. 1 filed on June 8, 2009, Amendment No. 2 filed on July 30, 2009 and Amendment No. 3 filed on August 27, 2009, of which the Proxy Statement/Prospectus forms a part. Defined terms used and not otherwise defined in this letter have the meanings ascribed to them in the Proxy Statement/Prospectus.

        By a supplemental letter dated September 10, 2009, we requested the Staff to consider a hypothetical change in the structure of the business combination transaction among Liberty Media, LEI, The DIRECTV Group, Inc. ("DTV") and DIRECTV, whereby Liberty Media would complete the Split-Off only upon (i) the satisfaction of the conditions to the DTV Business Combination or (ii) the termination of the Merger Agreement. We further indicated that Liberty Media would amend the operative transaction agreements to provide that no series of LEI common stock would be registered under the Exchange Act or listed on a stock exchange prior to the termination of the Merger Agreement.(1) It remains our position that, absent the Exchange Act listing and registration of any series of LEI common stock, the exchange of the LEI Series B common stock in the DTV Business Combination would cease to qualify as a Rule 13e-3 transaction because the transactions would not have the reasonable likelihood or purpose of producing any of the effects described in Rule 13e-3(a)(3)(ii). Hence, no Rule 13E-3 Transaction Statement on Schedule 13E-3 ("Schedule 13E-3") would be required in connection with the DTV Business Combination. We were advised that, although the Staff does not customarily entertain hypothetical situations, because we have a "live" transaction that is currently being renegotiated in connection with pending litigation, the Staff was willing to consider our hypothetical. We were then advised that the Staff did not disagree with our analysis; however, the Staff reserved the right to review the modified terms of the transactions and our disclosure in our next filing.

(1)
If the operative transaction agreements were to be terminated, the Split-Off would proceed as originally planned and LEI would then register its common stock under the Exchange Act and complete its listing application with the Nasdaq Global Select Market.

        The parties to the DTV Business Combination have agreed to change the structure of the transaction to provide that Liberty Media will complete the Split-Off only upon (i) the satisfaction of the conditions to the DTV Business Combination (other than those conditions that can only be satisfied at closing) or (ii) the termination of the Merger Agreement. In light of this new structure, no series of LEI common stock will be registered under the Exchange Act or listed on a stock exchange, unless the Merger Agreement is terminated and the DTV Business Combination is not completed. A Schedule 13E-3 is therefore not being filed herewith and the Proxy Statement/Prospectus has been revised to reflect the change in structure of the transactions and to delete those sections that were previously filed solely in compliance with the requirements of Schedule 13E-3 and Regulation M-A. Similarly, we believe that the comments contained in your letter to Liberty Media, dated September 4, 2009, all of which related to Schedule 13E-3 and Regulation M-A requirements (other than Comment 6(2)) are now inapplicable. With respect to Comment 6, we have revised the disclosure in response to the Staff's comment. The Proxy Statement/Prospectus has also been updated to reflect an agreement in principle reached by Liberty Media and DTV with the plaintiffs in the DTV stockholder litigation relating to a potential settlement. The settlement remains subject to the execution of a stipulation of settlement and the approval of the Delaware Chancery Court.

        In addition, as a result of the foregoing structural changes to the Transactions, the description of the accounting treatment for the Split-Off and DTV Business Combination in the event both transactions are completed has been revised.

        We would also like to bring the Staff's attention to the new record date of October 9, 2009 for Liberty Media's and DTV's respective stockholder meetings. As always, we appreciate any assistance the Staff can provide in meeting our proposed timetable. We further note the new walk-away date of December 29, 2009 included in the Merger Agreement.

(2)
Comment 6 reads as follows: We note your response and additional disclosure to comment three from our letter dated August 17, 2009. Please provide the disclosure requested in prior comment three for each series of the Liberty Entertainment disinterested stockholders. Please also revise the organization charts on pages 25, 26 and 27 to reflect the percentage economic and voting interests of each series of the Liberty Entertainment disinterested stockholders versus the interested stockholders. Disclose any additional consideration or rights to be received by interested Series B Liberty Entertainment stockholders (i.e., Mr. Bennett and Mr. Malone and his affiliates) in each transaction and disclose the value of the additional consideration.

        If you have any questions with respect to the foregoing or require further information, please contact the undersigned at (212) 408-2503.

Very truly yours,
/s/ RENEE L. WILM Renee L. Wilm
cc:
Securities and Exchange Commission
Paul Monsour, Accountant
Ivette Leon, Assistant Chief Accountant

Liberty Media Corporation
Charles Y. Tanabe